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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highland Capital Management, L.P.

Address: 13455 Noel Rd. Suite 800
         Dallas, TX 75240

Form 13F File Number: 28-10659

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James D. Dondero
Title: President
Phone: 972-628-4100

Signature, Place, and Date of Signing:


/s/ James D. Dondero                    Dallas, TX             February 12, 2010
-------------------------------------   --------------------   -----------------
[Signature]                             [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----

28-_________________   _________________________________

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         65

Form 13F Information Table Value Total:   $339,789
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----

___   28-_________________   _________________________________
[Repeat as necessary.]

                                                              SHRS_   SH_ PUT_ INV_
           ISSUER                 CLASS       CUSIP   VALUE  PRN_AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- -------------- --------- ----- --------- --- ---- ---------- -------- -------- ------ ----
ACME PACKET INC              COM            004764106  1553    155179 SH       SOLE                  155179      0    0
ADAPTEC INC                  COM            00651FAG3    93     27933 SH       SOLE                   27933      0    0
AERCAP HOLDINGS NV           SHS            N00985106  3389    373600 SH       SOLE                  373600      0    0
AEROPOSTALE                  COM            007865108  6367    146475 SH       SOLE                  146475      0    0
AMERICAN EAGLE OUTFITTERS NE COM            02553E106  2453    145500 SH       SOLE                  145500      0    0
ANAREN INC                   COM            032744104  4234    249050 SH       SOLE                  249050      0    0
ANGIOTECH PHARMACEUTICALS IN COM            034918102 11883   6354559 SH       SOLE                 6354559      0    0
APPLE INC                    COM            037833100 12885     69517 SH       SOLE                   69517      0    0
ARIBA INC                    COM NEW        04033V203  1905    164200 SH       SOLE                  164200      0    0
ASPEN INSURANCE HOLDINGS LTD SHS            G05384105  6185    233668 SH       SOLE                  233668      0    0
AVATAR HLDGS INC             COM            053494100    80      4218 SH       SOLE                    4218      0    0
BERKSHIRE HATHAWAY INC DEL   CL A           084670108  5555        55 SH       SOLE                      55      0    0
BIG 5 SPORTING GOODS CORP    COM            08915P101  2094    138700 SH       SOLE                  138700      0    0
CADENCE DESIGN SYSTEM INC    COM            127387108    78    230800 SH       SOLE                  230800      0    0
CALPINE CORP                 COM NEW        131347304  1578    136997 SH       SOLE                  136997      0    0
CAPSTEAD MTG CORP            COM NO PAR     14067E906 23119   1662069 SH       SOLE                 1662069      0    0
CARDTRONICS INC              COM            14161H108  2541    324900 SH       SOLE                  324900      0    0
CARTER INC                   COM            146229109  1829     68500 SH       SOLE                   68500      0    0
CHINA FIRE & SEC GROUP INC   COM            16938R103  1027     53500 SH       SOLE                   53500      0    0
CLEARWIRE CORP NEW           CL A           18538Q105  4937    607243 SH       SOLE                  607243      0    0
CROWN HOLDINGS INC           COM            228368106  7481    275030 SH       SOLE                  275030      0    0
CVS CAREMARK CORPORATION     COM            126650100  9449    264377 SH       SOLE                  264377      0    0
EBIX INC                     COM NEW        278715206  2375     42900 SH       SOLE                   42900      0    0
ECHOSTAR CORP                CL A           278768106  5458    295679 SH       SOLE                  295679      0    0
ENTRAVISION COMMUNICATIONS C CL A           29382R107  2306   1332712 SH       SOLE                 1332712      0    0
EQUINIX INC                  COM NEW        29444U502  9568    104000 SH       SOLE                  104000      0    0
EVEREST RE GROUP LTD         COM            G3223R908  5848     66683 SH       SOLE                   66683      0    0
FEDERATED INVS INC PA        CL B           314211103  2873    108959 SH       SOLE                  108959      0    0
FRESH DEL MONTE PRODUCE INC  ORD            G36738105  7855    347414 SH       SOLE                  347414      0    0
GLOBALSTAR INC               COM            378973408     6      8262 SH       SOLE                    8262      0    0
GRAY TELEVISION INC          CL A           389375 205  294    126600 SH       SOLE                  126600      0    0
HEWITT ASSOCS INC            COM            42822Q100   546     15000 SH       SOLE                   15000      0    0
HIGHLAND CR STRATEGIES FD    COM            43005Q107  4249    669147 SH       SOLE                  669147      0    0
HILLTOP HOLDINGS INC         COM            432748101  5104    416300 SH       SOLE                  416300      0    0
ICO GLOBAL COMM HLDGS LTD DE CL A           44930K108 28716  33390553 SH       SOLE                33390553      0    0
JARDEN CORP                  COM            471109108   110      3906 SH       SOLE                    3906      0    0
LORAL SPACE & COMMUNICATNS I COM            543881106 42388   1542505 SH       SOLE                 1542505      0    0
MI DEVS INC                  CL A SUB VTG   55304X104  6385    444010 SH       SOLE                  444010      0    0
MICROVISION INC DEL          COM            594960106 20071   3649326 SH       SOLE                 3649326      0    0
MYLAN INC                    COM            628530107 11256    703082 SH       SOLE                  703082      0    0
NEUROBIOLOGICAL TECH INC     COM NEW        64124W304  4264   4737479 SH       SOLE                 4737479      0    0
NUANCE COMMUNICATIONS INC    COM            67020Y100  1122     75000 SH       SOLE                   75000      0    0
OCH ZIFF CAP MGMT GROUP      CL A           67551U105  4341    356666 SH       SOLE                  356666      0    0
OFFICE DEPOT INC             COM            676220106  1159    175000 SH       SOLE                  175000      0    0
ON SEMICONDUCTOR CORP        COM            682189105  4144    502280 SH       SOLE                  502280      0    0
OPNEXT INC                   COM            68375V105    93     31678 SH       SOLE                   31678      0    0
PERFECT WORLD CO LTD         SPON ADR REP B 71372U104  1299     27000 SH       SOLE                   27000      0    0
PIER 1 IMPORTS INC           COM            720279108  1405    363000 SH       SOLE                  363000      0    0
RACKSPACE HOSTING INC        COM            750086100  1751    175250 SH       SOLE                  175250      0    0
RENAISSANCERE HOLDINGS LTD   COM            G7496G103  5937    108425 SH       SOLE                  108425      0    0
RRI ENERGY INC               COM            74971X107   346     48444 SH       SOLE                   48444      0    0
RTI INTL METALS INC          COM            74973W107   533     21387 SH       SOLE                   21387      0    0
SALLY BEAUTY HLDGS INC       COM            79546E104   747    105092 SH       SOLE                  105092      0    0
SBA COMMUNICATIONS CORP      COM            78388J106 10498    388391 SH       SOLE                  388391      0    0
SOLUTIA INC                  COM NEW        834376501  2248    194159 SH       SOLE                  194159      0    0
STANDARD MICROSYSTEMS CORP   COM            853626109  2321    100000 SH       SOLE                  100000      0    0
SYNIVERSE HLDGS INC          COM            87163F106  4943    282440 SH       SOLE                  282440      0    0
TERRESTAR CORP               COM            881451108     2      1000 SH       SOLE                    1000      0    0
TEVA PHARMACEUTICAL INDS LTD ADR            881624209  1367     27041 SH       SOLE                   27041      0    0
TLC VISION CORP              COM            872549100  2464   8213508 SH       SOLE                 8213508      0    0
URBAN OUTFITTERS INC         COM            917047102  2595     86000 SH       SOLE                   86000      0    0
WILEY JOHN & SONS INC        CL A           968223206 10953    314910 SH       SOLE                  314910      0    0
WINDSTREAM CORP              COM            97381W104  5724    565044 SH       SOLE                  565044      0    0
XTO ENERGY INC               COM            98385X106  3410     82522 SH       SOLE                   82522      0    0